Revenues - Revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues [Abstract]
Time charter revenue	$ 198,382	$ 202,400	$ 191,977
Voyage charter revenue	2,603	0	1,113
Other income	5,050	4,282	8,458
Total	$ 206,035	$ 206,682	$ 201,548